UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10075
                                                    --------------

                             UBS Sequoia Fund L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                            UBS SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)





                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2005

                            UBS SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)





                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2005





                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital..........................1

Statement of Operations........................................................2

Statements of Changes in Members' Capital......................................3

Notes to Financial Statements..................................................4

Schedule of Portfolio Investments.............................................11

                                                        UBS SEQUOIA FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2005

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $98,320,510)            $ 109,983,066
Cash and cash equivalents                                             9,048,758
Receivables:
  Due from broker                                                    26,828,204
  Investments sold, not settled                                       2,656,192
  Interest                                                               66,213
  Dividends                                                              20,375
Other assets                                                              2,318
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        148,605,126
--------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of
  sales $22,890,950)                                                 26,441,557
Payables:
  Investments purchased, not settled                                  2,056,436
  Withdrawals payable                                                   606,568
  Management fee                                                        118,972
  Professional fees                                                      58,284
  Administration fee                                                     21,155
  Other                                                                  54,245
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    29,357,217
--------------------------------------------------------------------------------

NET ASSETS                                                        $ 119,247,909
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                         $ 111,135,960
Accumulated net unrealized appreciation on investments                8,111,949
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                  $ 119,247,909
--------------------------------------------------------------------------------





   The accompanying notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                                        STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                 SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

INVESTMENT INCOME

  Interest                                                            $ 281,378
  Dividends                                                             145,306
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 426,684
--------------------------------------------------------------------------------

EXPENSES

  Management fee                                                        713,868
  Professional fees                                                      76,100
  Administration fee                                                     56,142
  Miscellaneous                                                          67,617
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                          913,727
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (487,043)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
              FROM INVESTMENTS

  Net realized gain from investments                                  6,188,865
  Change in net unrealized appreciation/depreciation
      from investments                                               (3,885,230)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                     2,303,635
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
              DERIVED FROM OPERATIONS                               $ 1,816,592
--------------------------------------------------------------------------------





   The accompanying notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
     SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------


                                                                     MANAGER                MEMBERS                TOTAL
------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2004                                $ 1,183,520           $ 104,321,651         $ 105,505,171

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                          (5,746)             (1,204,370)           (1,210,116)
  Net realized gain from investments                                   200,211              16,592,442            16,792,653
  Change in net unrealized
         appreciation/depreciation from investments                   (107,376)             (5,566,516)           (5,673,892)
Incentive allocation                                                   369,996                (369,996)                    -
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                       457,085               9,451,560             9,908,645
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                  50,000              48,032,825            48,082,825
  Members' withdrawals                                                (265,695)            (46,354,061)          (46,619,756)
  Offering costs                                                          (757)                (80,771)              (81,528)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                            (216,452)              1,597,993             1,381,541
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                              $ 1,424,153           $ 115,371,204         $ 116,795,357
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                         (61,477)               (425,566)             (487,043)
  Net realized gain from investments                                   124,889               6,063,976             6,188,865
  Change in net unrealized
         appreciation/depreciation from investments                    (45,751)             (3,839,479)           (3,885,230)
Incentive allocation                                                   157,202                (157,202)                    -
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                       174,863               1,641,729             1,816,592
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                 207,586              13,853,994            14,061,580
  Members' withdrawals                                                (358,713)            (13,045,965)          (13,404,678)
  Offering costs                                                          (227)                (20,715)              (20,942)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                            (151,354)                787,314               635,960
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2005                                  $ 1,447,662           $ 117,800,247         $ 119,247,909
------------------------------------------------------------------------------------------------------------------------------





   The accompanying notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

     1.   ORGANIZATION

          UBS Sequoia Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 26, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in publicly traded equity securities of small to mid-sized capitalization companies in the United States. To a limited extent, the Fund also may purchase fixed-income securities, equity securities of foreign issuers listed on a U.S. national securities exchange and American Depository Receipts ("ADRs"). The Fund commenced operations on October 1, 2000.

          In February 2004, Frontier Performance Advisors, L.P. ("FPA"), the non-managing member of the Fund's investment adviser (the "Adviser"), informed the Fund that it no longer wished to manage hedge fund assets. Consequently, FPA has withdrawn as a non-managing member of the Adviser. After conducting an extensive search, the Adviser identified PCM Advisors, LLC ("PCM"), (formerly Paradigm Capital Management, Inc.) to become the non-managing member of the Adviser. Such recommendation was approved by the Board of Directors and the Members of the Fund on May 13, 2004. PCM began to act in such capacity on May 14, 2004.

          The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Sequoia Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

          The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and PCM. UBSFA is the managing member of the Manager and is an indirect, wholly owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by PCM manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. PCM is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

          Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

          The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES

          A.   PORTFOLIO VALUATION

          Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

          Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

          If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities at June 30, 2005.

          Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

          The Fund may invest in equity securities of foreign issuers listed on a U.S. national securities exchange and in U.S. depository receipts, such as ADRs, that represent indirect interests in securities of foreign issuers. Foreign denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk.

          B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

          Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security transactions are calculated on the identified cost basis.

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          C.   FUND COSTS

          The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors. Offering costs are charged to capital as incurred.

          D.   INCOME TAXES

          No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

          E.   CASH AND CASH EQUIVALENTS

          Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

          F.   USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

          G.   RECLASSIFICATIONS

          Certain prior period amounts reflect reclassifications to conform with the current year's presentation.

     3.   RELATED PARTY TRANSACTIONS

          UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee is paid to UBSFA out of the Fund's assets and debited against Members' capital accounts, excluding the Manager's capital account. A Portion of the fee is paid by UBSFA to PCM.

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

     3.   RELATED PARTY TRANSACTIONS (CONTINUED)

          UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

          The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the six months ended June 30, 2005, UBS FSI and its affiliates did not earn any brokerage commissions from portfolio transactions executed on behalf of the Fund.

          The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, and upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as Net Increase in Members' Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits, that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2005 and year ended December 31, 2004 was $157,202 and $369,996, respectively, and was recorded as an increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of June 30, 2005 or as of the year ended December 31, 2004, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

          Each Director receives an annual retainer of $5,000 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the six months ended June 30, 2005 were $10,750.

          As described in the private placement memorandum, certain brokerage arrangements provided that PCM received soft dollar credits related to brokerage commissions paid by the Fund. Such credits had been used by PCM for research and related services that would then be paid for or provided by the broker. The research services obtained by PCM through the use of soft dollar credits were for the benefit of the Fund or other accounts managed by PCM.

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

     4.   ADMINISTRATION AND CUSTODIAN FEES

          PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

          PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     5.   SECURITIES TRANSACTIONS

          Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2005, amounted to $73,410,123 and $78,548,700, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $18,386,356 and $19,696,462, respectively. Net realized gain resulting from short positions was $239,924 for the six months ended June 30, 2005.

          At June 30, 2005, the cost of investments for Federal income tax purposes was substantially the same as cost for financial reporting purposes. For the six months ended June 30, 2005, accumulated net unrealized appreciation from investments was $8,111,949, which consists of $15,344,179 gross unrealized appreciation and $7,232,230 gross unrealized depreciation.

     6.   SHORT-TERM BORROWINGS

          The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. The Fund had no borrowings outstanding at June 30, 2005.

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

          In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

          specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

          Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

          During the six months ended June 30, 2005, the Fund did not trade any forward or futures contracts.

     8.   INDEMNIFICATION

          In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

     9.   FINANCIAL HIGHLIGHTS

          The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                            PERIOD FROM
                                                                                                          OCTOBER 1, 2000
                                   SIX MONTHS                                                            (COMMENCEMENT OF
                                   ENDED JUNE                                                           OPERATIONS) THROUGH
                                    30, 2005                    YEARS ENDED DECEMBER 31,                  DECEMBER 31,
                                   UNAUDITED        2004          2003            2002         2001            2000
                                   ---------        ----          ----            ----         ----            ----
       Ratio of net
       investment loss to
       average net assets****       (0.84)%*       (1.26)%       (0.94)%         (1.20)%      (0.86)%         (0.50)%*
       Ratio of total
       expenses to average
       net assets before
       incentive fee****             1.58%*         1.69%         1.55%           1.67%        1.60%           2.74%*
       Ratio of total
       expenses to average
       net assets after              1.85%*         2.07%         1.75%           1.67%        1.60%           2.74%*
       incentive fee*****

       Portfolio turnover rate      51.50%        229.48%       285.30%         336.06%      420.05%          59.72%

       Total Return pre
       incentive allocation**        1.33%          7.75%        36.10%         (19.58)%     (11.87)%         (3.94)%

       Total return post
       incentive allocation***       1.06%          6.20%        28.88%         (19.58)%     (11.87)%         (3.94)%

       Average debt ratio****        0.00%          0.00%         0.22%           0.21%        0.89%           2.60%
       Net asset value at
       end of period             $119,247,909   $116,795,357  $105,505,171    $98,794,572  $156,181,093    $151,581,832

     *      Annualized.
     ** Total return assumes a purchase of interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
     *** Total return assumes a purchase of an interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.
     **** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.
     ***** Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members due to incentive allocation if applicable and timing of capital transactions.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

      SHARES                                                                            MARKET VALUE
---------------------------------------------------------------------------------------------------------
                  UNITED STATES OF AMERICA
                  ------------------------
                  INVESTMENTS IN SECURITIES (92.23%)
                  ----------------------------------
                  COMMON STOCK (92.23%)
                  ---------------------
                  ADVANCED MATERIALS/PRODUCTS (0.91%)
         64,000   Hexcel Corp.*                                                    $         1,082,880
                                                                                   ---------------------
                  APPLICATIONS SOFTWARE (1.74%)
        105,100   Moldflow Corp. *                                                           1,363,147
         48,800   MRO Software, Inc. *                                                         712,968
                                                                                   ---------------------
                                                                                             2,076,115
                                                                                   ---------------------
                  BATTERIES/BATTERY SYSTEM (1.05%)
         91,900   Energy Conversion Devices, Inc. *                                          1,252,597
                                                                                   ---------------------
                  BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (0.32%)
         23,800   Builders FirstSource, Inc. *                                                 385,560
                                                                                   ---------------------
                  CIRCUIT BOARDS (2.79%)
        122,800   DDi Corp. *                                                                  241,916
        182,900   SBS Technologies, Inc. *                                                   1,697,312
        182,900   TTM Technologies, Inc. *                                                   1,391,869
                                                                                   ---------------------
                                                                                             3,331,097
                                                                                   ---------------------
                  COMMERCIAL SERVICES - FINANCE (0.06%)
          3,100   Jackson Hewitt Tax Service, Inc.                                              73,284
                                                                                   ---------------------
                  COMMUNICATION SOFTWARE (0.04%)
          6,100   Seachange International, Inc. *                                               42,822
                                                                                   ---------------------
                  COMPUTER SERVICES (0.35%)
         40,800   Pomeroy IT Solutions, Inc. *                                                 413,304
                                                                                   ---------------------
                  COMPUTERS - MEMORY DEVICES (0.03%)
          6,100   Dot Hill Systems Corp. *                                                      31,964
                                                                                   ---------------------
                  CONSUMER PRODUCTS - MISCELLANEOUS (4.59%)
         41,000   CNS, Inc.                                                                    939,899
         63,000   Fossil, Inc. *                                                             1,430,100
        122,000   Helen Of Troy, Ltd. *                                                      3,106,120
                                                                                   ---------------------
                                                                                             5,476,119
                                                                                   ---------------------
                  COSMETICS & TOILETRIES (0.12%)
         15,200   CCA Industries, Inc.                                                         144,248
                                                                                   ---------------------
                  DATA PROCESSING/MANAGEMENT (0.36%)
        174,800   Indus International, Inc. *                                                  430,008
                                                                                   ---------------------
                  DIAGNOSTIC EQUIPMENT (0.08%)
         12,000   Quinton Cardiology Systems, Inc. *                                            96,480
                                                                                   ---------------------
                  DISTRIBUTION/WHOLESALE (6.47%)
        259,300   Bell Microproducts, Inc. *                                                 2,437,420
        177,000   Huttig Building Products, Inc. *                                           1,931,070



     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

      SHARES                                                                            MARKET VALUE
---------------------------------------------------------------------------------------------------------
                  COMMON STOCK (CONTINUED)
                  ------------------------
                  DISTRIBUTION/WHOLESALE (CONTINUED)
         91,500   Tech Data Corp. *, (a)                                           $         3,348,900
                                                                                   ---------------------
                                                                                             7,717,390
                                                                                   ---------------------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS (8.77%)
         15,200   Bel Fuse, Inc.-Cl A                                                          385,016
         36,600   Bel Fuse, Inc.-Cl B                                                        1,118,496
        143,300   Benchmark Electronics, Inc. *, (a)                                         4,359,186
        167,700   CTS Corp.                                                                  2,061,033
         63,000   Jabil Circuit, Inc. *                                                      1,935,990
         18,300   Plexus Corp. *                                                               260,409
         61,000   Sanmina-SCI Corp. *                                                          333,670
                                                                                   ---------------------
                                                                                            10,453,800
                                                                                   ---------------------
                  ELECTRONIC MEASURING INSTRUMENTS (0.07%)
          6,100   LeCroy Corp. *                                                                83,875
                                                                                   ---------------------
                  ENTERPRISE SOFTWARE/SERVICES (2.68%)
         36,600   Epicor Software Corp. *                                                      483,120
          6,100   Novell, Inc. *                                                                37,820
        152,500   SYNNEX Corp. *                                                             2,670,275
                                                                                   ---------------------
                                                                                             3,191,215
                                                                                   ---------------------
                  FOOD - MISCELLANEOUS/DIVERSIFIED (2.01%)
         45,700   J & J Snack Foods Corp.                                                    2,392,395
                                                                                   ---------------------
                  HOME FURNISHINGS (1.29%)
         88,100   Hooker Furniture Corp.                                                     1,539,107
                                                                                   ---------------------
                  HUMAN RESOURCES (0.02%)
          3,000   Kforce, Inc. *                                                                25,380
                                                                                   ---------------------
                  INTERNET SECURITY (2.50%)
        137,200   Symantec Corp. *                                                           2,982,728
                                                                                   ---------------------
                  MACHINERY - GENERAL INDUSTRY (0.16%)
          5,800   Albany International Corp. - Class A                                         186,238
                                                                                   ---------------------
                  MEDICAL - DRUGS (2.46%)
         61,000   First Horizon Pharmaceutical Corp. *                                       1,161,440
         18,300   Medicis Pharmaceutical-Cl A                                                  580,659
         60,800   Prestige Brands Holdings, Inc. *                                           1,185,600
                                                                                   ---------------------
                                                                                             2,927,699
                                                                                   ---------------------
                  MEDICAL INSTRUMENTS (3.85%)
        122,000   Conmed Corp. *                                                             3,753,940
         30,500   DJ Orthopedics, Inc. *                                                       836,615
                                                                                   ---------------------
                                                                                             4,590,555
                                                                                   ---------------------



     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

      SHARES                                                                            MARKET VALUE
---------------------------------------------------------------------------------------------------------
                  COMMON STOCK (CONTINUED)
                  ------------------------
                  MEDICAL LABS & TESTING SERVICES (0.71%)
         61,000   Bio-Reference Laboratories, Inc. *                               $           846,680
                                                                                   ---------------------
                  MEDICAL PRODUCTS (5.93%)
         12,200   Mentor Corp.                                                                 506,056
        152,500   Orthofix International NV *, (a)                                           6,563,600
                                                                                   ---------------------
                                                                                             7,069,656
                                                                                   ---------------------
                  NETWORKING PRODUCTS (0.69%)
        213,400   Adaptec, Inc. *, (a)                                                         827,992
                                                                                   ---------------------
                  OFFICE AUTOMATION & EQUIPMENT (2.44%)
         91,500   Global Imaging Systems, Inc. *                                             2,915,190
                                                                                   ---------------------
                  POWER CONVERSION/SUPPLY EQUIPMENT (0.37%)
        117,400   Cherokee International Corp. *                                               439,076
                                                                                   ---------------------
                  PUBLISHING - BOOKS (1.22%)
         67,000   Thomas Nelson, Inc.                                                        1,457,920
                                                                                   ---------------------
                  RESPIRATORY PRODUCTS (5.25%)
        173,300   Respironics, Inc. *, (a)                                                   6,257,863
                                                                                   ---------------------
                  RETAIL - APPAREL/SHOE (8.36%)
         15,200   Christopher & Banks Corp.                                                    277,552
        125,800   The Finish Line, Inc.                                                      2,380,136
        167,700   Stage Stores, Inc. *, (a)                                                  7,311,720
                                                                                   ---------------------
                                                                                             9,969,408
                                                                                   ---------------------
                  RETAIL - COMPUTER EQUIPMENT (0.08%)
         15,200   PC Connection, Inc. *                                                         94,392
                                                                                   ---------------------
                  RETAIL - DISCOUNT (3.22%)
        122,000   Tuesday Morning Corp.                                                      3,845,440
                                                                                   ---------------------
                  RETAIL - FABRIC STORE (2.03%)
         91,500   Jo-Ann Stores, Inc. *, (a)                                                 2,414,685
                                                                                   ---------------------
                  RETAIL - HOME FURNISHINGS (1.10%)
         88,500   Haverty Furniture Companies, Inc.                                          1,308,030
                                                                                   ---------------------
                  RETAIL - LEISURE PRODUCTS (0.92%)
         61,000   West Marine, Inc. *                                                        1,101,660
                                                                                   ---------------------
                  RETAIL - MUSIC STORE (1.64%)
        165,000   Trans World Entertainment *                                                1,951,950
                                                                                   ---------------------
                  RETAIL - REGIONAL DEPARTMENT STORES (2.11%)
        130,200   The Bon-Ton Stores, Inc. (a)                                               2,519,370
                                                                                   ---------------------
                  RETAIL - RESTAURANTS (0.20%)
          9,100   Applebees International, Inc.                                                241,059
                                                                                   ---------------------



     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

      SHARES                                                                            MARKET VALUE
---------------------------------------------------------------------------------------------------------
                  COMMON STOCK (CONTINUED)
                  ------------------------
                  RETAIL - SPORTING GOODS (3.51%)
        122,000   Big 5 Sporting Goods Corp.                                       $         3,462,360
          9,000   Sport Chalet, Inc. *                                                         158,850
         17,600   The Sports Authority, Inc. *                                                 559,680
                                                                                   ---------------------
                                                                                             4,180,890
                                                                                   ---------------------
                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (0.56%)
         82,600   Pericom Semiconductor Corp. *                                                672,364
                                                                                   ---------------------
                  TELECOMMUNICATIONS EQUIPMENT (3.92%)
        116,600   Comtech Telecommunications Corp. *                                         3,804,658
         84,500   Symmetricom, Inc. *                                                          874,575
                                                                                   ---------------------
                                                                                             4,679,233
                                                                                   ---------------------
                  VITAMINS & NUTRITION PRODUCTS (1.12%)
         67,700   Natures Sunshine Products, Inc.                                            1,180,688
         11,900   Nutraceutical International Corp. *                                          158,865
                                                                                   ---------------------
                                                                                             1,339,553
                                                                                   ---------------------
                  WIRELESS EQUIPMENT (4.13%)
        409,500   Powerwave Technologies, Inc. *                                             4,185,090
         36,300   ViaSat, Inc. *                                                               738,705
                                                                                   ---------------------
                                                                                             4,923,795
                                                                                   ---------------------
                  TOTAL COMMON STOCK (COST $98,320,510)                                    109,983,066
                                                                                   ---------------------
                  INVESTMENTS IN SECURITIES (COST $98,320,510)                             109,983,066
                                                                                   ---------------------

                  SECURITIES SOLD, NOT YET PURCHASED ((22.18)%)
                  ---------------------------------------------
                  COMMON STOCK SOLD, NOT YET PURCHASED ((22.18)%)
                  -----------------------------------------------
                  AIRLINES ((0.10)%)
         (6,100)  JetBlue Airways Corp. *                                                     (124,684)
                                                                                   ---------------------
                  APPAREL MANUFACTURERS ((1.04)%)
         (9,100)  Carter's, Inc. *                                                            (531,258)
         (9,100)  Columbia Sportswear Company *                                               (448,994)
        (10,700)  Guess?, Inc. *                                                              (177,406)
         (6,100)  True Religion Apparel, Inc. *                                                (83,570)
                                                                                   ---------------------
                                                                                            (1,241,228)
                                                                                   ---------------------
                  BATTERIES/BATTERY SYSTEM ((0.40)%)
        (21,300)  Energy Conversion Devices, Inc. *                                           (476,694)
                                                                                   ---------------------
                  BUILDING - MOBILE HOME / MANUFACTURED HOUSE ((0.10)%)
        (12,200)  Fleetwood Enterprises, Inc.*                                                (123,830)
                                                                                   ---------------------
                  CHEMICALS - SPECIALTY ((0.30)%)
        (12,759)  Symyx Technologies *                                                        (356,997)
                                                                                   ---------------------



     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

      SHARES                                                                            MARKET VALUE
---------------------------------------------------------------------------------------------------------
                  COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                  ------------------------------------------------
                  COMMERCIAL SERVICES ((0.33)%)
         (9,100)  CoStar Group, Inc. *                                             $          (396,760)
                                                                                   ---------------------
                  COMPUTER SERVICES & SOFTWARE ((0.37)%)
        (12,200)  Factset Research Systems, Inc.                                              (437,248)
                                                                                   ---------------------
                  COMPUTER AIDED DESIGN ((0.09)%)
         (3,000)  Ansys, Inc. *                                                               (106,920)
                                                                                   ---------------------
                  COMPUTER SERVICES ((0.48)%)
        (12,200)  Cognizant Technology Solutions Corp. *                                      (574,986)
                                                                                   ---------------------
                  COMPUTERS - MEMORY DEVICES ((0.29)%)
        (12,200)  Network Appliance, Inc. *                                                   (344,894)
                                                                                   ---------------------
                  COMPUTERS - PERIPHERAL EQUIPMENT ((0.29)%)
        (42,700)  Immersion Corp. *                                                           (227,591)
         (7,000)  Printronix, Inc.                                                            (116,900)
                                                                                   ---------------------
                                                                                              (344,491)
                                                                                   ---------------------
                  CONSULTING SERVICES ((0.30)%)
        (15,200)  Huron Consulting Group, Inc. *                                              (357,048)
                                                                                   ---------------------
                  CONSUMER PRODUCTS - MISCELLANEOUS ((0.83)%)
        (18,300)  Jarden Corp. *                                                              (986,736)
                                                                                   ---------------------
                  DENTAL SUPPLIES & EQUIP ((0.55)%)
        (12,200)  Dentsply International, Inc.                                                (658,800)
                                                                                   ---------------------
                  DISTRIBUTION/WHOLESALE ((1.74)%)
        (30,500)  Beacon Roofing Supply, Inc. *                                               (802,150)
        (18,300)  Building Material Holding Corp.                                           (1,268,007)
                                                                                   ---------------------
                                                                                            (2,070,157)
                                                                                   ---------------------
                  DIVERSIFIED MINERALS ((0.13)%)
         (6,405)  Charles & Colvard Limited                                                   (157,243)
                                                                                   ---------------------
                  DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES ((0.51)%)
        (21,300)  Viad Corp.                                                                  (603,642)
                                                                                   ---------------------
                  DRUG DISCOVERY/DRUG DEVELOPMENT ((0.05)%)
         (6,100)  Action Performance Cos, Inc.                                                 (53,802)
                                                                                   ---------------------
                  E-COMMERCE/PRODUCTS ((0.03)%)
         (6,100)  Odimo, Inc. *                                                                (31,110)
                                                                                   ---------------------
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS ((0.20)%)
        (24,400)  Amkor Technology, Inc. *                                                    (110,532)
         (6,100)  PortalPlayer, Inc.*                                                         (127,002)
                                                                                   ---------------------
                                                                                              (237,534)
                                                                                   ---------------------
                  ENERGY - ALTERNATIVE SOURCES ((0.18)%)
        (30,500)  Plug Power, Inc. *                                                          (208,925)
                                                                                   ---------------------



     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

      SHARES                                                                            MARKET VALUE
---------------------------------------------------------------------------------------------------------
                  COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                  ------------------------------------------------
                  ENTERPRISE SOFTWARE/SERVICES ((0.69)%)
        (24,400)  Concur Technologies, Inc. *                                      $          (256,932)
         (9,100)  Manugistics Group, Inc. *                                                    (16,198)
        (33,500)  Ultimate Software Group, Inc. *                                             (549,400)
                                                                                   ---------------------
                                                                                              (822,530)
                                                                                   ---------------------
                  FOOD - MISCELLANEOUS/DIVERSIFIED ((0.43)%)
        (24,400)  American Italian Pasta Co.-A                                                (512,888)
                                                                                   ---------------------
                  FOOTWEAR & RELATED APPAREL ((0.44)%)
        (21,300)  Deckers Outdoor Corp. *                                                     (523,980)
                                                                                   ---------------------
                  IDENTIFICATION SYSTEMS/DEVICES ((0.03)%)
         (6,100)  Identix, Inc. *                                                              (30,683)
                                                                                   ---------------------
                  INTERNET INFRASTRUCTURE SOFTWARE ((0.36)%)
         (9,100)  F5 Networks, Inc. *                                                         (430,157)
                                                                                   ---------------------
                  MEDICAL - BIOMEDICAL/GENETICS ((0.48)%)
        (21,300)  Medimmune, Inc. *                                                           (569,136)
                                                                                   ---------------------
                  MEDICAL - DRUGS ((0.09)%)
        (21,300)  Accelrys, Inc. *                                                            (105,435)
                                                                                   ---------------------
                  MEDICAL - HOSPITALS ((0.30)%)
        (15,200)  Symbion, Inc. *                                                             (362,520)
                                                                                   ---------------------
                  MEDICAL - IMAGING SYSTEMS ((0.32)%)
        (21,300)  Vital Images, Inc. *                                                        (382,335)
                                                                                   ---------------------
                  MEDICAL INFORMATION SYSTEMS ((0.57)%)
        (15,200)  Allscripts Healthcare Solutions, Inc. *                                     (252,472)
        (30,500)  Eclipsys Corp. *                                                            (429,135)
                                                                                   ---------------------
                                                                                              (681,607)
                                                                                   ---------------------
                  MEDICAL INSTRUMENTS ((0.18)%)
         (6,100)  ArthroCare Corp. *                                                          (213,134)
                                                                                   ---------------------
                  MEDICAL PRODUCTS ((0.70)%)
        (24,400)  Cutera, Inc. *                                                              (423,340)
        (18,300)  Viasys Healthcare, Inc. *                                                   (413,397)
                                                                                   ---------------------
                                                                                              (836,737)
                                                                                   ---------------------
                  PAPER & RELATED PRODUCTS ((0.05)%)
         (6,100)  Smurfit-Stone Container Corp. *                                              (62,037)
                                                                                   ---------------------
                  PATIENT MONITORING EQUIPMENT ((0.58)%)
        (30,500)  Somanetics Corp. *                                                          (685,335)
                                                                                   ---------------------
                  RADIO ((0.09)%)
         (6,100)  Emmis Communications Corp. - Class A *                                      (107,787)
                                                                                   ---------------------



     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

      SHARES                                                                            MARKET VALUE
---------------------------------------------------------------------------------------------------------
                  COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                  ------------------------------------------------
                  RETAIL - APPAREL/SHOE ((1.33)%)
         (6,100)  Bebe Stores, Inc.                                                $          (161,467)
         (6,100)  Cache, Inc. *                                                               (101,382)
        (36,600)  Charlotte Russe Holding, Inc. *                                             (456,036)
        (15,200)  Chico's FAS, Inc. *                                                         (521,056)
        (15,200)  Pacific Sunwear of California *                                             (349,448)
                                                                                   ---------------------
                                                                                            (1,589,389)
                                                                                   ---------------------
                  RETAIL - CATALOG SHOPPING ((0.76)%)
        (36,600)  Coldwater Creek, Inc. *                                                     (911,706)
                                                                                   ---------------------
                  RETAIL - HOME FURNISHINGS ((0.51)%)
        (33,500)  Design Within Reach, Inc. *                                                 (606,350)
                                                                                   ---------------------
                  RETAIL - MAJOR DEPARTMENT STORES ((1.14)%)
         (9,100)  Sears Holdings Corp. *                                                    (1,363,817)
                                                                                   ---------------------
                  RETAIL - RESTAURANTS ((2.01)%)
        (18,300)  BJ's Restaurants, Inc. *                                                    (372,222)
        (15,200)  Buffalo Wild Wings, Inc. *                                                  (474,240)
        (27,400)  McCormick & Schmick's Seafood Restaurants, Inc. *                           (432,646)
        (12,200)  Panera Bread Co. *                                                          (757,437)
         (6,100)  PF Chang's China Bistro, Inc. *                                             (359,778)
                                                                                   ---------------------
                                                                                            (2,396,323)
                                                                                   ---------------------
                  RETAIL - SPORTING GOODS ((0.58)%)
         (9,100)  Dick's Sporting Goods, Inc. *                                               (351,169)
         (9,100)  Hibbett Sporting Goods, Inc. *                                              (344,344)
                                                                                   ---------------------
                                                                                              (695,513)
                                                                                   ---------------------
                  RETAIL - TOY STORE ((0.36)%)
        (18,300)  Build-A-Bear-Workshop, Inc. *                                               (429,135)
                                                                                   ---------------------
                  SCHOOLS ((0.64)%)
        (15,200)  Corinthian Colleges, Inc. *                                                 (194,104)
        (12,200)  DeVry, Inc. *                                                               (242,780)
        (27,400)  Learning Tree International, Inc. *                                         (326,060)
                                                                                   ---------------------
                                                                                              (762,944)
                                                                                   ---------------------
                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS ((0.33)%)
        (18,300)  Power Integrations, Inc. *                                                  (394,731)
                                                                                   ---------------------
                  STEEL - PRODUCERS ((0.18)%)
         (6,100)  United States Steel Corp.                                                   (209,657)
                                                                                   ---------------------
                  SUPERCONDUCTOR PRODUCTS & SYSTEMS ((0.05)%)
         (6,100)  American Superconductor Corp. *                                              (55,815)
                                                                                   ---------------------
                  TELECOMMUNICATIONS EQUIPMENT (0.00%)
         (1,500)  NMS Communications Corp. *                                                    (4,290)
                                                                                   ---------------------




     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

      SHARES                                                                               MARKET VALUE
----------------------------------------------------------------------------------------------------------------
                  COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                  ------------------------------------------------
                  TRANSPORTATION SERVICES ((0.35)%)
         (6,100)  United Parcel Service-Cl B                                               $          (421,876)
                                                                                           ---------------------

                  WASTE MANAGEMENT ((0.11)%)
        (15,200)  Calgon Carbon Corp.                                                                 (134,520)
                                                                                           ---------------------

                  WIRELESS EQUIPMENT ((0.21)%)
        (39,400)  Vyyo, Inc. *                                                                        (245,461)
                                                                                           ---------------------
                  TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (PROCEEDS $(22,890,950))              (26,441,557)
                                                                                           ---------------------
                  SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(22,890,950))                      (26,441,557)
                                                                                           ---------------------
       TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET
       PURCHASED -- 70.05%                                                                          83,541,509
                                                                                           ---------------------
       OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 29.95%                                        35,706,400
                                                                                           ---------------------
       TOTAL NET ASSETS -- 100.00%                                                         $       119,247,909
                                                                                           =====================

*   Non-income producing security
(a) Partially or wholly held ($16,680,383 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.





     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005


                                                      JUNE 30, 2005
INVESTMENTS IN SECURITIES - BY INDUSTRY         PERCENTAGE OF NET ASSETS (%)
---------------------------------------         ----------------------------
ADVANCED MATERIALS                                         0.91%
AIRLINES                                                  (0.10)
APPAREL MANUFACTURERS                                     (1.04)
APPLICATIONS SOFTWARE                                      1.74
BATTERIES                                                  0.65
BUILDING                                                   0.22
CHEMICALS                                                 (0.30)
CIRCUIT BOARDS                                             2.79
COMMERCIAL SERVICES                                       (0.27)
COMMUNICATION SOFTWARE                                     0.04
COMPUTERS                                                 (1.14)
CONSULTING SERVICES                                       (0.30)
CONSUMER PRODUCTS_                                         3.76
COSMETICS & TOILETRIES                                     0.12
DATA PROCESSING/MANAGEMENT                                 0.36
DENTAL SUPPLIES & EQUIPMENT                               (0.55)
DIAGNOSTIC EQUIPMENT                                       0.08
DISTRIBUTION                                               4.73
DIVERSIFIED MINERALS                                      (0.13)
DIVERSIFIED OPERATIONS                                    (0.51)
DRUG DISCOVERY                                            (0.05)
E-COMMERCE/PRODUCTS                                       (0.03)
ELECTRONIC COMPONENTS                                      8.57
ELECTRONIC MEASURING INSTRUMENTS                           0.07
ENERGY                                                    (0.18)
ENTERPRISE SOFTWARE                                        1.99
FOOD                                                       1.58
FOOTWEAR & RELATED APPAREL                                (0.44)
HOME FURNISHINGS                                           1.29
HUMAN RESOURCES                                            0.02
IDENTIFICATION SYSTEMS                                    (0.03)
INTERNET INFRASTRUCTURE SOFTWARE                          (0.36)
INTERNET SECURITY                                          2.50
MACHINERY                                                  0.16
MEDICAL                                                   10.31
NETWORKING PRODUCTS                                        0.69
OFFICE AUTOMATION & EQUIPMENT                              2.44
PAPER & RELATED PRODUCTS                                  (0.05)
PATIENT MONITORING EQUIPMENT                              (0.58)
POWER CONVERSION                                           0.37
PUBLISHING                                                 1.22
RADIO                                                     (0.09)
RESPIRATORY PRODUCTS                                       5.25
RETAIL                                                    16.48
SCHOOLS                                                   (0.64)
SEMICONDUCTOR COMPONENTS                                   0.23



     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

STEEL                                                     (0.18)
SUPER CONDUCTOR PRODUCTS & SYSTEMS                        (0.05)
TELECOMMUNICATIONS EQUIPMENT                               3.92
TRANSPORTATION SERVICES                                   (0.35)
VITAMINS & NUTRITION PRODUCTS                              1.12
WASTE MANAGEMENT                                          (0.11)
WIRELESS EQUIPMENT                                         3.92



















     The preceding notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

[LOGO OMITTED] UBS WEALTH MANAGEMENT                UBS FINANCIAL SERVICES INC.
                                                    1285 Avenue of the Americas
                                                    New York, NY 10019-6028
                                                    Tel. 800-486-2608
                                                    Fax 212-713-4580

                                                    Alternative Investment Group
                                                    altinvestments@ubs.com

                                                    www.ubs.com



UBS Sequoia Fund, L.L.C.


August 9, 2005


Dear Investor:



Effective May 18, 2005 Section 3.3(a) of the Fund's Limited Liability Company Agreement was amended to provide that the presence in person or by proxy of Members (as defined in the Agreement) holding one-third of the total number of votes eligible to be cast by all Members as of the record date shall constitute a quorum at any meeting.






UBS Sequoia Management, LLC













UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the Report to Shareholders in item 1. above.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                UBS Sequoia Fund L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer (principal financial officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.